Issuance of ordinary shares	12 Months Ended
Dec. 31, 2016
Ordinary Share Issuance Disclosure [Abstract]
Ordinary Share Issuance Disclosure [Text Block]
(13)	Issuance of ordinary shares

On April  25, 2014, the Company completed a public offering of 25 million American Depositary Shares (each, an “ADS”), each representing one ordinary share (US$  0.01 par value per share) of the Company, at a price of US$ 3.5 per ADS. The offering resulted in net proceeds of RMB 517,272 (US$ 83,369), after deducting the placement fees and offering expenses of RMB 21,716 (US$3,500).